Financial risk management (Details 1) - CAD CAD in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade and other accrued liabilities		CAD 51,004	CAD 34,153
Non-derivative financial liabilities, undiscounted cash flows		274,892	198,138
Not later than one year [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade and other accrued liabilities		51,004	34,153
Non-derivative financial liabilities, undiscounted cash flows		60,408	41,043
Later than one year and not later than three years [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trade and other accrued liabilities		0	0
Non-derivative financial liabilities, undiscounted cash flows		214,484	157,095
Bank indebtedness - principal [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Bank indebtedness - principal and - interest		210,001	153,811
Bank indebtedness - principal [member] | Not later than one year [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Bank indebtedness - principal and - interest		0	0
Bank indebtedness - principal [member] | Later than one year and not later than three years [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Bank indebtedness - principal and - interest		210,001	153,811
Bank indebtedness - interest [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Bank indebtedness - principal and - interest	[1]	13,887	10,174
Bank indebtedness - interest [member] | Not later than one year [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Bank indebtedness - principal and - interest	[1]	9,404	6,890
Bank indebtedness - interest [member] | Later than one year and not later than three years [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Bank indebtedness - principal and - interest	[1]	CAD 4,483	CAD 3,284

[1]	Interest on bank indebtedness was calculated assuming conversion of the revolving credit facility to a one-year term facility.